Financial Risk Factors and Risk Management - Designated Hedging Instruments in Interest Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Carrying amount
Other financial assets	€ 5,147	€ 2,633
Interest Rate Hedges | Interest Rate Risk | Interest Rate Swaps for EUR
FINANCIAL RISK FACTORS
Notional amount	4,550
Carrying amount
Other financial assets	99
Other financial liabilities	0
Change in fair value used for measuring ineffectiveness	99
Interest Rate Hedges | Interest Rate Risk | Interest Rate Swaps for USD
FINANCIAL RISK FACTORS
Notional amount	263
Carrying amount
Other financial assets	15
Other financial liabilities	0
Change in fair value used for measuring ineffectiveness	€ 15